Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Negative	$ 19,347	$ 14,572
Positive	19,347	14,572
Positive	32,730	23,895
Negative	30,508	25,113
Net	2,222	(1,218)
Held For Trading For Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Positive	31,356	22,738
Negative	29,392	23,799
Net	1,964	(1,061)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	12,517	8,691
Negative	9,599	8,066
Net	2,918	625
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	12,513	8,687
Negative	9,599	8,066
Net	2,914	621
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4	4
Net	4	4
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	108	67
Negative	161	241
Net	(53)	(174)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	12,296	8,528
Negative	9,309	7,697
Net	2,987	831
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	109	92
Net	109	92
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4	4
Net	4	4
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	129	128
Net	(129)	(128)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	10,427	8,337
Negative	10,185	9,237
Net	242	(900)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,655	5,152
Negative	6,358	5,711
Net	297	(559)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,469	2,971
Negative	3,613	3,330
Net	(144)	(359)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	303	214
Net	303	214
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	214	196
Net	(214)	(196)
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	106	105
Negative	147	128
Net	(41)	(23)
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	104	105
Negative	47	21
Net	57	84
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2
Negative	100	107
Net	(98)	(107)
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,148	3,646
Negative	6,964	4,386
Net	(1,816)	(740)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,995	1,262
Negative	3,427	2,561
Net	(1,432)	(1,299)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,153	2,384
Negative	3,537	1,825
Net	(384)	559
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	283	356
Negative	366	212
Net	(83)	144
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	283	287
Negative	366	167
Net	(83)	120
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive		69
Negative		45
Net		24
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,875	1,603
Negative	2,131	1,770
Net	744	(167)
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,604	1,289
Negative	1,806	1,517
Net	798	(228)
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	271	314
Negative	325	253
Net	(54)	61
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,374	1,157
Negative	1,116	1,314
Net	258	(157)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	328	455
Negative	393	257
Net	(65)	198
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		2
Negative	1	1
Net	(1)	1
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	310	439
Negative	392	256
Net	(82)	183
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	17	14
Net	17	14
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1
Net	1
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,035	602
Negative	698	1,054
Net	337	(452)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	14	31
Negative	14	28
Net		3
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,021	571
Negative	684	1,026
Net	337	(455)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Negative	1	3
Net	(1)	(3)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	1	3
Net	(1)	(3)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8	100
Negative	24
Net	(16)	100
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8	100
Negative	24
Net	(16)	100
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3
Net	3
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3
Net	3
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Negative	(19,347)	(14,572)
Positive	(19,347)	(14,572)
Derivatives after effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	13,383	9,323
Negative	11,161	10,541
Net	$ 2,222	$ (1,218)